STATEMENT OF CASH FLOWS - USD ($)	3 Months Ended	4 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (139,635)
Changes in operating assets and liabilities:
Deferred transaction costs	(433,934)
Accounts payable and accrued expenses	375,501
Accrued legal fees	43,393
Due to related party	154,675
CASH USED IN OPERATING ACTIVITIES	0
CASH FLOWS FROM FINANCING ACTIVITIES
Net change in cash	0
Cash, beginning of period	0
Cash, end of period	0	$ 0
Avalanche Treasury Company LLC
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	(26,780,242)	(59,595,550)
Adjustments to reconcile net loss to net cash used in operations:
Digital assets received from staking rewards, net of fees	(2,093,347)	(1,434,669)
USDC received recorded as other income	(21,059)	(75,157)
Digital assets disposed of through staking fees	28,779
Non-cash payments of USDC	3,600
Change in fair value of digital assets - AVAX	46,192,584	96,338,351
Change in fair value of Token sale liability	(24,807,903)	(52,150,216)
Realized loss on digital assets - AVAX	477,431	2,142,985
Impairment of digital assets - stAVAX	5,059,757	13,566,758
Changes in operating assets and liabilities:
Accounts payable and accrued expenses	1,018,819	154,919
Prepaid expenses	17,169	(114,167)
Due from related party	(154,675)
CASH USED IN OPERATING ACTIVITIES	(1,059,087)	(1,166,746)
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from disposal of USDC	1,000,000
Advance to related party		(1,417,849)
Net cash used in investing activities	1,000,000	(91,993,773)
CASH FLOWS FROM FINANCING ACTIVITIES
Deferred transaction costs	(477,663)	(1,559,794)
Proceeds from sale of Class A member units		96,479,115
Net cash provided by financing activities	(477,663)	94,919,321
Net change in cash	(536,750)	1,758,802
Cash, beginning of period	1,758,802
Cash, end of period	1,222,052	1,758,802
Supplemental cash flow disclosure:
Cash paid for taxes	0	0
Cash paid for interest		1,666
Supplemental disclosure of non-cash investing and financing activities:
Legal fees allocated to affiliate		285,337
Accounting fees allocated to affiliate		6,000
Acquisition of digital assets in exchange for Pubco shares to be issued under Token Sale agreement		92,161,204
Acquisition of digital assets in exchange for USDC under Token Sale Agreement		34,500,000
Subscription receivable		5,922,749
Exchange of AVAX for stAVAX		28,813,672
Acquisition of AVAX tokens in exchange for USDC		44,500,000
Avalanche Treasury Company LLC | AVAX
Adjustments to reconcile net loss to net cash used in operations:
Realized loss on digital assets - AVAX	$ 477,431	2,142,985
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of digital assets		(15,075,933)
Supplemental disclosure of non-cash investing and financing activities:
Issuance of Class A member units in exchange		91,214,974
Avalanche Treasury Company LLC | AVAX Under Token Sale Agreement
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of digital assets		(15,499,989)
Avalanche Treasury Company LLC | USDC
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of digital assets		(60,000,002)
Supplemental disclosure of non-cash investing and financing activities:
Issuance of Class A member units in exchange		$ 22,300,204